Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 1.0	$ 12.0
Accounts receivable, net of allowance for doubtful accounts of $5.0 and $8.4, respectively	188.0	193.1
Prepaid expenses and other current assets	34.2	35.2
Deferred income taxes	14.6	7.2
Assets of business held for sale	0.0	3.1
Total current assets	237.8	250.6
Restricted cash	0.2	2.4
Other assets, net	101.3	121.2
Property and equipment, net	1,663.9	1,667.4
Goodwill	1,166.9	1,166.4
Other intangible assets, net	379.9	418.8
Total assets	3,550.0	3,626.8
Current liabilities
Accounts payable	94.7	83.5
Accrued expenses	130.7	117.8
Deferred revenue	60.0	60.3
Current maturities of landfill retirement obligations	29.2	28.7
Current maturities of long-term debt	25.3	29.1
Liabilities of business held for sale	0.0	1.7
Total current liabilities	339.9	321.1
Other long-term liabilities, less current maturities	61.2	48.2
Long-term debt, less original issue discount and current maturities	2,278.2	2,302.8
Accrued landfill retirement obligations, less current maturities	171.9	155.6
Deferred income taxes	169.9	247.6
Total liabilities	$ 3,021.1	$ 3,075.3
Commitments and contingencies
Stockholders’ equity
Common stock: $.01 par value, 1,000 shares authorized, 1,000 and 1,000 shares issued and outstanding	$ 0.0	$ 0.0
Additional paid-in capital	1,105.0	1,109.5
Accumulated other comprehensive income	1.5	2.5
Accumulated deficit	(577.6)	(560.5)
Noncontrolling interests	0.0	0.0
Total stockholder's equity	528.9	551.5
Total liabilities and stockholder's equity	$ 3,550.0	$ 3,626.8